Financial risk management and impairment of financial assets - Credit risk and impairment (Details) - Credit risk - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Financial risk management and impairment of financial assets
Maximum exposure to credit risk	£ 2,799,000	£ 1,136,000
Allowance account for credit losses of financial assets	£ 0	£ 0